Segment, Geographic and Other Revenue Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues	[1]	$ 53,647	$ 52,546	$ 52,824
Income from continuing operations before provision for taxes on income	[1],[2],[3],[4]	11,885	12,305	8,351
Depreciation and Amortization	[5]	6,384	6,269	5,757
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues		53,647	52,546	52,824
Income from continuing operations before provision for taxes on income	[4]	30,970	30,269	29,231
Depreciation and Amortization	[5]	1,175	1,113	1,183
Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Revenues	[6],[7]	0	0	0
Income from continuing operations before provision for taxes on income	[4],[6],[7]	(2,977)	(3,137)	(3,020)
Depreciation and Amortization	[5],[6],[7]	93	90	85
Corporate [Member]
Segment Reporting Information [Line Items]
Revenues	[6],[8]	0	0	0
Income from continuing operations before provision for taxes on income	[4],[6],[8]	(5,096)	(5,452)	(5,448)
Depreciation and Amortization	[5],[6],[8]	363	337	356
Innovative Health Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	[8]	33,426	31,422	29,197
Income from continuing operations before provision for taxes on income	[4],[8]	20,258	18,809	16,166
Depreciation and Amortization	[5],[8]	629	534	583
Essential Health Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	[8]	20,221	21,124	23,627
Income from continuing operations before provision for taxes on income	[4],[8]	10,712	11,460	13,065
Depreciation and Amortization	[5],[8]	547	579	600
Purchase Accounting Adjustments [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Revenues	[6]	0	0	0
Income from continuing operations before provision for taxes on income	[4],[6]	(4,786)	(4,758)	(4,185)
Depreciation and Amortization	[5],[6]	4,620	4,565	3,890
Acquisition-Related Costs [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Revenues	[6]	0	0	0
Income from continuing operations before provision for taxes on income	[4],[6]	(318)	(456)	(785)
Depreciation and Amortization	[5],[6]	12	39	7
Certain Significant Items [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Revenues	[9]	0	0	0
Income from continuing operations before provision for taxes on income	[4],[9]	(4,305)	(2,647)	(5,888)
Depreciation and Amortization	[5],[9]	38	52	200
Other Unallocated [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Revenues	[6],[8]	0	0	0
Income from continuing operations before provision for taxes on income	[4],[6],[8]	(1,603)	(1,514)	(1,554)
Depreciation and Amortization	[5],[6],[8]	$ 82	$ 72	$ 35

[1]	Amounts may not add due to rounding.
[2]	2017 v. 2016––The decrease in the domestic loss was primarily due to lower restructuring charges and certain acquisition-related costs, the non-recurrence of the 2016 impairment on the remeasurement of HIS net assets, lower certain asset impairments and lower certain legal matters, partially offset by higher net losses on early retirement of debt, and higher amortization of intangible assets. The increase in international income was primarily due to the non-recurrence of the 2016 impairment on the remeasurement of HIS net assets, lower restructuring charges and certain acquisition-related costs, and lower certain asset impairments.
[3]	2018 v. 2017––The decrease in the domestic loss was primarily due to lower interest expense paid to certain foreign subsidiaries, lower net losses on the retirement of debt, higher net gains on investments in equity securities and increased revenue related to Eliquis, partially offset by higher certain asset impairments and lower revenue for Viagra and the SIP portfolio. The decrease in international income was primarily related to lower interest income received primarily from intercompany borrowings from Pfizer Inc. and higher charges related to certain cost reduction initiatives, partially offset by increased revenue related to Ibrance and Eliquis.
[4]	Income from continuing operations before provision/(benefit) for taxes on income. IH’s earnings include dividend income from our investment in ViiV of $253 million in 2018 and $266 million in 2017. For additional information, see Note 4.
[5]	Certain production facilities are shared. Depreciation is allocated based on estimates of physical production. Amounts here relate solely to the depreciation and amortization associated with continuing operations.
[6]	For a description, see the “Other Costs and Business Activities” section above.
[7]	Other business activities includes the costs managed by our WRD and GPD organizations.
[8]	In connection with the StratCO reporting change, in 2017, we reclassified approximately $468 million of costs from IH, approximately $176 million of costs from EH and approximately $70 million of costs from Corporate to Other unallocated costs, and in 2016, we reclassified approximately $312 million of costs from IH, approximately $167 million of costs from EH and approximately $43 million of costs from Corporate to Other unallocated costs to conform to the current period presentation.
[9]	Certain significant items are substantive and/or unusual, and in some cases recurring, items (such as restructuring or legal charges) that, either as a result of their nature or size, would not be expected to occur as part of our normal business on a regular basis. For Earnings in 2018, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $977 million, (ii) net charges for certain legal matters of $157 million, (iii) income of $1 million, representing an adjustment to amounts previously recorded to write down the HIS net assets to fair value less costs to sell, (iv) certain asset impairment charges of $3.1 billion, (v) charges for business and legal entity alignment of $4 million, (vi) net losses on early retirement of debt of $3 million and (vii) other charges of $65 million, which includes, among other things, a non-cash $343 million pre-tax gain in Other (income)/deductions––net associated with our transaction with Bain Capital to create a new biopharmaceutical company, Cerevel, to continue development of a portfolio of clinical and preclinical stage neuroscience assets primarily targeting disorders of the central nervous system, a $119 million charge, in the aggregate, in Selling, informational and administrative expenses, for a special one-time bonus paid to virtually all Pfizer colleagues, excluding executives, which was one of several actions taken by us after evaluating the expected positive net impact of the December 2017 enactment of the legislation commonly referred to as the TCJA, $59 million of incremental costs associated with the design, planning and implementation of the new organizational structure, effective in the beginning of 2019, and primarily including consulting, legal, tax, and advisory services and a non-cash $50 million pre-tax gain in Other (income)/deductions––net as a result of the contribution of our allogeneic CAR T cell therapy development program assets in connection with our contribution agreement entered into with Allogene. For additional information, see Note 2B, Note 3 and Note 4.For Earnings in 2017, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $204 million, (ii) charges for certain legal matters of $237 million, (iii) charges of $55 million, representing adjustments to amounts previously recorded to write-down the HIS net assets to fair value less costs to sell, (iv) certain asset impairment charges of $379 million, (v) charges for business and legal entity alignment of $71 million, (vi) net losses on early retirement of debt of $999 million and (vii) other charges of $700 million. For additional information, see Note 2B, Note 3 and Note 4.For Earnings in 2016, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $1.4 billion, (ii) charges for certain legal matters of $494 million, (iii) an impairment charge related to the write-down of the HIS net assets to fair value less estimated costs to sell of $1.7 billion, (iv) certain asset impairment charges of $1.4 billion, (v) charges for business and legal entity alignment of $261 million, (vi) net losses on early retirement of debt of $312 million and (vii) other charges of $294 million. For additional information, see Note 3 and Note 4.